United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21466

HYPERION BROOKFIELD COLLATERALIZED

SECURITIES FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR,

NEW YORK, NY 10281

(Address of principal executive officers) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-HYPERION

Date of fiscal year end: 07/31

Date of reporting period: July 1, 2008 – June 30, 2009

ITEM 1.	PROXY VOTING RECORD

During the period covered by this report, the Registrant held no voting securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr., President

Date: August 4, 2009